Long-Term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Debt Instrument [Line Items]
Subordinated debt	₨ 211,320.0	$ 3,055.5	₨ 231,070.0
Others	833,265.2	12,048.4	701,885.6
Less: Debt issuance cost	(32.2)	(0.5)	(49.3)
Total	₨ 1,044,553.0	$ 15,103.4	₨ 932,906.3